Disclosure of deferred taxes (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Deferred income tax assets	$ 10,174,898	$ 10,113,697
Net deferred income tax assets	0	0
Exploration and Evaluation Assets [Domain]
Statement [Line Items]
Deferred income tax assets	4,647,258	5,518,746
Scientific research and experimental developmental expenditures [Member]
Statement [Line Items]
Deferred income tax assets	5,527,640	4,594,951
Property, plant and equipment [Domain]
Statement [Line Items]
Deferred income tax liabilities	$ (10,174,898)	$ (10,113,697)